Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Statement of Stockholders' Equity [Abstract]
Cash Dividends, per share	$ 1.88	$ 1.56	$ 1.16